Property, Plant and Equipment	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

8. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of March 31, 2024 and 2023:

	As of March 31,
	2023	2024
	USD	USD
Buildings	3,586,301	3,586,301
Plant and machinery	299,916	299,916
Furniture and fixtures	904,325	1,006,797
Motor vehicles	109,423	212,154
Total	4,899,965	5,105,168
Less: accumulated depreciation	(2,532,829)	(2,680,596)
Total property, plant and equipment, net	2,367,136	2,424,572

Depreciation expenses were USD202,823, USD169,283 and USD147,767 recognized for the year ended March 31, 2022, 2023 and 2024, respectively. During the year ended March 31, 2023, the Company disposed the buildings with net book value of USD930,545 and received the sales proceeds of USD1,923,076, resulting in USD987,532 gain on disposal.

The following properties are owned by JLHK and pledged for bank borrowings. The property which located at Deerhill Avenue, Flat C, 3/F, Tower 10,Carpark No. 93 at Garage B, Below Towers 7 to 11 of, Deerhill bay with the net book value of USD 994,285 and USD 952,230 as of March 31, 2023 and 2024, respectively. The property which located at House 20 JC Castle ,18 Shan Tong Road with the net book value of USD 1,240,152 and USD 1,192,503 as of March 31, 2023 and 2024, respectively.